Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Global Value Fund-Class A
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Class A
Trading Symbol	IEVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 120	1.12%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of
C
lass A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, energy, materials, consumer discretionary and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller weightings in the health care and materials sectors, and larger weights in the information technology and consumer discretionary sectors contributed to the Fund’s relative results during the annual period.
Individual holdings
| A relative overweight position in Primo Brands Corp., a branded beverage company that focuses on healthy hydration; a relative overweight position in Walmart, Inc., a multinational retail and wholesale corporation; a relative overweight position in Citigroup, Inc., a financial product and services company; a relative overweight position in Just Group PLC, a British financial services company specializing in retirement services and products; and a relative overweight to BW LPG Ltd., a holding company which owns and operates vessels specialized for the transport of liquefied petroleum gas were among the top contributors to Fund performance relative to its benchmark.
Top Performance Detractors
Stock selection
| Selections in the information technology, financials, real estate, communication services and industrials sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Smaller weightings in the financials, utilities and real estate sectors, and a larger weighting in the energy sector detracted from the Fund’s relative performance during the annual period.
Individual holdings
| A relative overweight position in Merck & Co., Inc., a multinational pharmaceutical company; a relative overweight position in Macnica Holdings, Inc., an electronic component holding company; a relative overweight position in Mondelez International, Inc., a snack food and beverage manufacturer and marketer; a relative overweight position in Edwards Lifesciences Corp., a medical technology company with a patient focus; and a relative overweight position in Worldline SA, a French payment and transactional services company were among the top detractors from the Fund’s relative results during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	14.26	10.83	7.19
Class A (including sales charges)	7.70	9.52	6.56
MSCI World Value Index (Net)	15.23	11.12	7.04
MSCI World Index (Net)	15.63	13.91	9.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 812,027,554
Holdings Count | Holdings	120
Advisory Fees Paid, Amount	$ 5,734,762
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 812,027,554
Total number of portfolio holdings	120
Management services fees (represents 0.70% of Fund average net assets)	$ 5,734,762
Portfolio turnover for the reporting period	59%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2025, the Fund invested at least 40% of its net as set
s in foreign
compa
nies in accordance with its principal investment strategy.
Top Holdings
JPMorgan Chase & Co.	3.2%
Procter & Gamble Co. (The)	3.0%
Exxon Mobil Corp.	2.8%
Bank of America Corp.	2.7%
Walmart, Inc.	2.4%
Shell PLC	2.2%
Union Pacific Corp.	2.1%
Citigroup, Inc.	2.1%
Blackrock, Inc.	2.1%
Republic Services, Inc.	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.2%
Procter & Gamble Co. (The)	3.0%
Exxon Mobil Corp.	2.8%
Bank of America Corp.	2.7%
Walmart, Inc.	2.4%
Shell PLC	2.2%
Union Pacific Corp.	2.1%
Citigroup, Inc.	2.1%
Blackrock, Inc.	2.1%
Republic Services, Inc.	2.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Global Value Fund-Class C
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Class C
Trading Symbol	REVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 198	1.86%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, energy, materials, consumer discretionary and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller weightings in the health care and materials sectors, and larger weights in the information technology and consumer discretionary sectors contributed to the Fund’s relative results during the annual period.
Individual holdings
| A relative overweight position in Primo Brands Corp., a branded beverage company that focuses on healthy hydration; a relative overweight position in Walmart, Inc., a multinational retail and wholesale corporation; a relative overweight position in Citigroup, Inc., a financial product and services company; a relative overweight position in Just Group PLC, a British financial services company specializing in retirement services and products; and a relative overweight to BW LPG Ltd., a holding company which owns and operates vessels specialized for the transport of liquefied petroleum gas were among the top contributors to Fund performance relative to its benchmark.
Top Performance Detractors
Stock selection
| Selections in the information technology, financials, real estate, communication services and industrials sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Smaller weightings in the financials, utilities and real estate sectors, and a larger weighting in the energy sector detracted from the Fund’s relative performance during the annual period.
Individual holdings
| A relative overweight position in Merck & Co., Inc., a multinational pharmaceutical company; a relative overweight position in Macnica Holdings, Inc., an electronic component holding company; a relative overweight position in Mondelez International, Inc., a snack food and beverage manufacturer and marketer; a relative overweight position in Edwards Lifesciences Corp., a medical technology company with a patient focus; and a relative overweight position in Worldline SA, a French payment and transactional services company were among the top detractors from the Fund’s relative results during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	13.34	10.00	6.39
Class C (including sales charges)	12.34	10.00	6.39
MSCI World Value Index (Net)	15.23	11.12	7.04
MSCI World Index (Net)	15.63	13.91	9.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 812,027,554
Holdings Count | Holdings	120
Advisory Fees Paid, Amount	$ 5,734,762
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 812,027,554
Total number of portfolio holdings	120
Management services fees (represents 0.70% of Fund average net assets)	$ 5,734,762
Portfolio turnover for the reporting period	59%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
JPMorgan Chase & Co.	3.2%
Procter & Gamble Co. (The)	3.0%
Exxon Mobil Corp.	2.8%
Bank of America Corp.	2.7%
Walmart, Inc.	2.4%
Shell PLC	2.2%
Union Pacific Corp.	2.1%
Citigroup, Inc.	2.1%
Blackrock, Inc.	2.1%
Republic Services, Inc.	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.2%
Procter & Gamble Co. (The)	3.0%
Exxon Mobil Corp.	2.8%
Bank of America Corp.	2.7%
Walmart, Inc.	2.4%
Shell PLC	2.2%
Union Pacific Corp.	2.1%
Citigroup, Inc.	2.1%
Blackrock, Inc.	2.1%
Republic Services, Inc.	2.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Global Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Institutional Class
Trading Symbol	CEVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, energy, materials, consumer discretionary and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller weightings in the health care and materials sectors, and larger weights in the information technology and consumer discretionary sectors contributed to the Fund’s relative results during the annual period.
Individual holdings
| A relative overweight position in Primo Brands Corp., a branded beverage company that focuses on healthy hydration; a relative overweight position in Walmart, Inc., a multinational retail and wholesale corporation; a relative overweight position in Citigroup, Inc., a financial product and services company; a relative overweight position in Just Group PLC, a British financial services company specializing in retirement services and products; and a relative overweight to BW LPG Ltd., a holding company which owns and operates vessels specialized for the transport of liquefied petroleum gas were among the top contributors to Fund performance relative to its benchmark.
Top Performance Detractors
Stock selection
| Selections in the information technology, financials, real estate, communication services and industrials sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Smaller weightings in the financials, utilities and real estate sectors, and a larger weighting in the energy sector detracted from the Fund’s relative performance during the annual period.
Individual holdings
| A relative overweight position in Merck & Co., Inc., a multinational pharmaceutical company; a relative overweight position in Macnica Holdings, Inc., an electronic component holding company; a relative overweight position in Mondelez International, Inc., a snack food and beverage manufacturer and marketer; a relative overweight position in Edwards Lifesciences Corp., a medical technology company with a patient focus; and a relative overweight position in Worldline SA, a French payment and transactional services company were among the top detractors from the Fund’s relative results during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	14.49	11.10	7.46
MSCI World Value Index (Net)	15.23	11.12	7.04
MSCI World Index (Net)	15.63	13.91	9.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 812,027,554
Holdings Count | Holdings	120
Advisory Fees Paid, Amount	$ 5,734,762
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund Sta
ti
stics
Fund net assets	$ 812,027,554
Total number of portfolio holdings	120
Management services fees (represents 0.70% of Fund average net assets)	$ 5,734,762
Portfolio turnover for the reporting period	59%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the inve
st
ment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of org
ani
zation/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
JPMorgan Chase & Co.	3.2%
Procter & Gamble Co. (The)	3.0%
Exxon Mobil Corp.	2.8%
Bank of America Corp.	2.7%
Walmart, Inc.	2.4%
Shell PLC	2.2%
Union Pacific Corp.	2.1%
Citigroup, Inc.	2.1%
Blackrock, Inc.	2.1%
Republic Services, Inc.	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.2%
Procter & Gamble Co. (The)	3.0%
Exxon Mobil Corp.	2.8%
Bank of America Corp.	2.7%
Walmart, Inc.	2.4%
Shell PLC	2.2%
Union Pacific Corp.	2.1%
Citigroup, Inc.	2.1%
Blackrock, Inc.	2.1%
Republic Services, Inc.	2.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Global Value Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Institutional 2 Class
Trading Symbol	RSEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, energy, materials, consumer discretionary and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller weightings in the health care and materials sectors, and larger weights in the information technology and consumer discretionary sectors contributed to the Fund’s relative results during the annual period.
Individual holdings
| A relative overweight position in Primo Brands Corp., a branded beverage company that focuses on healthy hydration; a relative overweight position in Walmart, Inc., a multinational retail and wholesale corporation; a relative overweight position in Citigroup, Inc., a financial product and services company; a relative overweight position in Just Group PLC, a British financial services company specializing in retirement services and products; and a relative overweight to BW LPG Ltd., a holding company which owns and operates vessels specialized for the transport of liquefied petroleum gas were among the top contributors to Fund performance relative to its benchmark.
Top Performance Detractors
Stock selection
| Selections in the information technology, financials, real estate, communication services and industrials sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Smaller weightings in the financials, utilities and real estate sectors, and a larger weighting in the energy sector detracted from the Fund’s relative performance during the annual period.
Individual holdings
| A relative overweight position in Merck & Co., Inc., a multinational pharmaceutical company; a relative overweight position in Macnica Holdings, Inc., an electronic component holding company; a relative overweight position in Mondelez International, Inc., a snack food and beverage manufacturer and marketer; a relative overweight position in Edwards Lifesciences Corp., a medical technology company with a patient focus; and a relative overweight position in Worldline SA, a French payment and transactional services company were among the top detractors from the Fund’s relative results during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	14.53	11.18	7.54
MSCI World Value Index (Net)	15.23	11.12	7.04
MSCI World Index (Net)	15.63	13.91	9.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 812,027,554
Holdings Count | Holdings	120
Advisory Fees Paid, Amount	$ 5,734,762
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund St
a
tistics
Fund net assets	$ 812,027,554
Total number of portfolio holdings	120
Management services fees (represents 0.70% of Fund average net assets)	$ 5,734,762
Portfolio turnover for the reporting period	59%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables bel
ow
show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of org
ani
zation/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
JPMorgan Chase & Co.	3.2%
Procter & Gamble Co. (The)	3.0%
Exxon Mobil Corp.	2.8%
Bank of America Corp.	2.7%
Walmart, Inc.	2.4%
Shell PLC	2.2%
Union Pacific Corp.	2.1%
Citigroup, Inc.	2.1%
Blackrock, Inc.	2.1%
Republic Services, Inc.	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.2%
Procter & Gamble Co. (The)	3.0%
Exxon Mobil Corp.	2.8%
Bank of America Corp.	2.7%
Walmart, Inc.	2.4%
Shell PLC	2.2%
Union Pacific Corp.	2.1%
Citigroup, Inc.	2.1%
Blackrock, Inc.	2.1%
Republic Services, Inc.	2.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Global Value Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CEVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, energy, materials, consumer discretionary and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller weightings in the health care and materials sectors, and larger weights in the information technology and consumer discretionary sectors contributed to the Fund’s relative results during the annual period.
Individual holdings
| A relative overweight position in Primo Brands Corp., a branded beverage company that focuses on healthy hydration; a relative overweight position in Walmart, Inc., a multinational retail and wholesale corporation; a relative overweight position in Citigroup, Inc., a financial product and services company; a relative overweight position in Just Group PLC, a British financial services company specializing in retirement services and products; and a relative overweight to BW LPG Ltd., a holding company which owns and operates vessels specialized for the transport of liquefied petroleum gas were among the top contributors to Fund performance relative to its benchmark.
Top Performance Detractors
Stock selection
| Selections in the information technology, financials, real estate, communication services and industrials sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Smaller weightings in the financials, utilities and real estate sectors, and a larger weighting in the energy sector detracted from the Fund’s relative performance during the annual period.
Individual holdings
| A relative overweight position in Merck & Co., Inc., a multinational pharmaceutical company; a relative overweight position in Macnica Holdings, Inc., an electronic component holding company; a relative overweight position in Mondelez International, Inc., a snack food and beverage manufacturer and marketer; a relative overweight position in Edwards Lifesciences Corp., a medical technology company with a patient focus; and a relative overweight position in Worldline SA, a French payment and transactional services company were among the top detractors from the Fund’s relative results during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	14.63	11.24	7.61
MSCI World Value Index (Net)	15.23	11.12	7.04
MSCI World Index (Net)	15.63	13.91	9.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 812,027,554
Holdings Count | Holdings	120
Advisory Fees Paid, Amount	$ 5,734,762
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund St
a
tistics
Fund net assets	$ 812,027,554
Total number of portfolio holdings	120
Management services fees (represents 0.70% of Fund average net assets)	$ 5,734,762
Portfolio turnover for the reporting period	59%

Holdings [Text Block]
Graphical Repre
sen
tation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its invest
m
ent policies. At February 28, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
JPMorgan Chase & Co.	3.2%
Procter & Gamble Co. (The)	3.0%
Exxon Mobil Corp.	2.8%
Bank of America Corp.	2.7%
Walmart, Inc.	2.4%
Shell PLC	2.2%
Union Pacific Corp.	2.1%
Citigroup, Inc.	2.1%
Blackrock, Inc.	2.1%
Republic Services, Inc.	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.2%
Procter & Gamble Co. (The)	3.0%
Exxon Mobil Corp.	2.8%
Bank of America Corp.	2.7%
Walmart, Inc.	2.4%
Shell PLC	2.2%
Union Pacific Corp.	2.1%
Citigroup, Inc.	2.1%
Blackrock, Inc.	2.1%
Republic Services, Inc.	2.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Global Value Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Class R
Trading Symbol	REVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 147	1.37%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, energy, materials, consumer discretionary and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller weightings in the health care and materials sectors, and larger weights in the information technology and consumer discretionary sectors contributed to the Fund’s relative results during the annual period.
Individual holdings
| A relative overweight position in Primo Brands Corp., a branded beverage company that focuses on healthy hydration; a relative overweight position in Walmart, Inc., a multinational retail and wholesale corporation; a relative overweight position in Citigroup, Inc., a financial product and services company; a relative overweight position in Just Group PLC, a British financial services company specializing in retirement services and products; and a relative overweight to BW LPG Ltd., a holding company which owns and operates vessels specialized for the transport of liquefied petroleum gas were among the top contributors to Fund performance relative to its benchmark.
Top Performance Detractors
Stock selection
| Selections in the information technology, financials, real estate, communication services and industrials sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Smaller weightings in the financials, utilities and real estate sectors, and a larger weighting in the energy sector detracted from the Fund’s relative performance during the annual period.
Individual holdings
| A relative overweight position in Merck & Co., Inc., a multinational pharmaceutical company; a relative overweight position in Macnica Holdings, Inc., an electronic component holding company; a relative overweight position in Mondelez International, Inc., a snack food and beverage manufacturer and marketer; a relative overweight position in Edwards Lifesciences Corp., a medical technology company with a patient focus; and a relative overweight position in Worldline SA, a French payment and transactional services company were among the top detractors from the Fund’s relative results during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	13.94	10.56	6.92
MSCI World Value Index (Net)	15.23	11.12	7.04
MSCI World Index (Net)	15.63	13.91	9.82

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 812,027,554
Holdings Count | Holdings	120
Advisory Fees Paid, Amount	$ 5,734,762
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fu
n
d Statistics
Fund net assets	$ 812,027,554
Total number of portfolio holdings	120
Management services fees (represents 0.70% of Fund average net assets)	$ 5,734,762
Portfolio turnover for the reporting period	59%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables b
el
ow show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use pl
a
ce of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
JPMorgan Chase & Co.	3.2%
Procter & Gamble Co. (The)	3.0%
Exxon Mobil Corp.	2.8%
Bank of America Corp.	2.7%
Walmart, Inc.	2.4%
Shell PLC	2.2%
Union Pacific Corp.	2.1%
Citigroup, Inc.	2.1%
Blackrock, Inc.	2.1%
Republic Services, Inc.	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.2%
Procter & Gamble Co. (The)	3.0%
Exxon Mobil Corp.	2.8%
Bank of America Corp.	2.7%
Walmart, Inc.	2.4%
Shell PLC	2.2%
Union Pacific Corp.	2.1%
Citigroup, Inc.	2.1%
Blackrock, Inc.	2.1%
Republic Services, Inc.	2.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Global Value Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Global Value Fund
Class Name	Class S
Trading Symbol	CEVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Global Value Fund (the Fund) for the period of October 2, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 37 (a)	0.89% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 37	[1]
Expense Ratio, Percent	0.89%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, energy, materials, consumer discretionary and utilities sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Smaller weightings in the health care and materials sectors, and larger weights in the information technology and consumer discretionary sectors contributed to the Fund’s relative results during the annual period.
Individual holdings
| A relative overweight position in Primo Brands Corp., a branded beverage company that focuses on healthy hydration; a relative overweight position in Walmart, Inc., a multinational retail and wholesale corporation; a relative overweight position in Citigroup, Inc., a financial product and services company; a relative overweight position in Just Group PLC, a British financial services company specializing in retirement services and products; and a relative overweight to BW LPG Ltd., a holding company which owns and operates vessels specialized for the transport of liquefied petroleum gas were among the top contributors to Fund performance relative to its benchmark.
Top Performance Detractors
Stock selection
| Selections in the information technology, financials, real estate, communication services and industrials sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Smaller weightings in the financials, utilities and real estate sectors, and a larger weighting in the energy sector detracted from the Fund’s relative performance during the annual period.
Individual holdings
| A relative overweight position in Merck & Co., Inc., a multinational pharmaceutical company; a relative overweight position in Macnica Holdings, Inc., an electronic component holding company; a relative overweight position in Mondelez International, Inc., a snack food and beverage manufacturer and marketer; a relative overweight position in Edwards Lifesciences Corp., a medical technology company with a patient focus; and a relative overweight position in Worldline SA, a French payment and transactional services company were among the top detractors from the Fund’s relative results during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	14.31	10.84	7.20
MSCI World Value Index (Net)	15.23	11.12	7.04
MSCI World Index (Net)	15.63	13.91	9.82
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 812,027,554
Holdings Count | Holdings	120
Advisory Fees Paid, Amount	$ 5,734,762
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key F
u
nd Statistics
Fund net assets	$ 812,027,554
Total number of portfolio holdings	120
Management services fees (represents 0.70% of Fund average net assets)	$ 5,734,762
Portfolio turnover for the reporting period	59%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables b
el
ow show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of orga
ni
zation/incorp
or
ation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At February 28, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Top Holdings
JPMorgan Chase & Co.	3.2%
Procter & Gamble Co. (The)	3.0%
Exxon Mobil Corp.	2.8%
Bank of America Corp.	2.7%
Walmart, Inc.	2.4%
Shell PLC	2.2%
Union Pacific Corp.	2.1%
Citigroup, Inc.	2.1%
Blackrock, Inc.	2.1%
Republic Services, Inc.	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.2%
Procter & Gamble Co. (The)	3.0%
Exxon Mobil Corp.	2.8%
Bank of America Corp.	2.7%
Walmart, Inc.	2.4%
Shell PLC	2.2%
Union Pacific Corp.	2.1%
Citigroup, Inc.	2.1%
Blackrock, Inc.	2.1%
Republic Services, Inc.	2.1%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.